RELATED PARTY TRANSACTIONS - Founder Shares (Details)			6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 23, 2021 shares	Feb. 25, 2021 USD ($) shares	Jun. 30, 2023 USD ($) D $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
RELATED PARTY TRANSACTIONS
Proceeds from sale of founder shares | $				$ 25,000	$ 2,825,960
Amount outstanding under the extension loan | $			$ 367,832	$ 0	$ 2,545,838
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common stock par value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Founder Shares | Related Party | Class B Common Stock | ARC Group Limited
RELATED PARTY TRANSACTIONS
Number of shares issued					1,378,517
Common stock par value per share | $ / shares					$ 0.0001
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights					143,766
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Proceeds from sale of founder shares | $			$ 25,000		$ 25,000
Founder Shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued		2,875,000
Proceeds from sale of founder shares | $		$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion			6 months		6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days		150 days
Founder Shares | Chief Executive Officer | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred		15,000
Founder Shares | Chief Financial Officer | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred		15,000
Founder Shares | Two Independent Director | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred		5,000
Founder Shares | Third Independent Director | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred	5,000
Second Amendment to the Introducing Advisor Agreement | Related Party | Class B Common Stock | ARC Group Limited
RELATED PARTY TRANSACTIONS
Number of shares issued					1,378,517
Common stock par value per share | $ / shares					$ 0.0001
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights					143,766